Stated Capital - Summary of Beneficial Shareholders (Detail)	Dec. 31, 2023 shares
Public Investment Corporation (Government Employees Pension Fund)
Disclosure of beneficial ownership [line items]
Number of shares issued (in shares)	165,818,753
% of issued ordinary shares	18.56%
VanEck Vectors Gold Miners ETF
Disclosure of beneficial ownership [line items]
Number of shares issued (in shares)	44,398,152
% of issued ordinary shares	4.97%